Related party balances and transactions (Tables)	6 Months Ended
Jun. 30, 2023
Related Party Transactions [Abstract]
Schedule of bank loans

Bank Name	Maturities	Interest rate	Collateral/Guarantee	As of June 30, 2022	As of December 31, 2022

Bank of Beijing	March 2023	4.8% - 5.0%	Guarantee by Beijing SMEs Credit Re-guarantee Co., Ltd*	$—	$2,899,728
BOC Fullerton Bank	February 2024 (4)	8.5%	***	67,484	121,634
China Merchants Bank	March 2023 (5)	4.3%	Guarantee by Beijing Zhong Guan Chun Technology Finance Guarantee Co., **	—	434,959
China Construction Bank	August 2023	4.1%	****	68,953	74,523
Total				$136,437	$3,530,844

*	Beijing SMEs Credit Re-guarantee Co., Ltd is a financial services company and provides credit re-guarantee business and short-term capital operation to small and medium enterprises. In addition, Qing Tang, the spouse of Yimin Wu, the Company’s Chairman of the Board of Directors and Chief Executive Officer, has provided real estate property as collateral of approximately $3.1 million (RMB 20,000,000) with Beijing SMEs Credit Re-guarantee Co., Ltd to secure the guarantee with Bank of Beijing.

**	Beijing Zhong Guan Chun Technology Finance Guarantee Co., Ltd is a financial services company and provides credit guarantee business and short-term capital operation to small business. Yimin Wu also provided a personal guarantee for the loan during the contract period.

***	Yimin Wu and Qing Tang provided personal guarantees for the loan during the contract period.

****	Qi Gu was the co-borrower for the loan during the contract period.

Schedule of related parties for discontinued operations

		June 30,	December 31,
		2023	2022

Ji Meng	Director of Purchase Department	$—	$10,439
Zuogang Luo	Vice President	13,791	19,544
Total		$13,791	$29,983

Due to related parties

		June 30,	December 31,
		2023	2022

Zhiguo Li	Director of Beijing Infobird	11,230	6,223
Ji Meng	Director of Purchase Department	5,516	—
Qi Gu	Shareholder of Shanghai Qishuo	$2,606	$3,030
Yimin Wu	Director of the Borad and former CEO	$—	$36,664
Weimin Wu	Brother of Yimin Wu	$—	$4,619
Shengmin Wu	Director of Guiyang Infobird	—	3,135
Total		$19,352	$53,671